LEASES	12 Months Ended
Dec. 31, 2021
LEASES [Abstract]
LEASES
9. LEASES
We have commitments under lease arrangements for office and manufacturing space, and office equipment. Our leases have initial lease terms ranging from 1 year to 10 years. These leases include options to extend or renew the leases for an additional period of 1 to 10 years.
Operating leases are accounted for on the consolidated balance sheets with ROU assets being recognized in “Operating lease right-of-use assets” and lease liabilities recognized in “Short-term operating lease liabilities” and “Operating lease liabilities”. The capital lease became a finance lease by establishing the ROU asset and liability which was not material to the consolidated balance sheets as of January 1, 2021. There were no finance leases as of December 31, 2021. Lease-related costs are included in Research and development and General and administrative in the consolidated statement of operations and comprehensive loss.
Lease-related costs for the year ended December 31, 2021 are as follows:
Year Ended December 31, 2021
Operating lease cost	$ 630
Short-term lease cost	524
Variable lease cost	63
Total lease cost	$ 1,217
Other information related to leases as of December 31, 2021 is as follows:
Operating Leases
Weighted-average remaining lease term (years)	5.9
Weighted-average discount rate	7.0%
The following table provides certain cash flow and supplemental noncash information related to our lease liabilities for the year ended December 31, 2021:
Operating Leases
Operating cash paid to settle operating lease liabilities	$ 293
Right-of-use assets obtained in exchange for lease liabilities	$ 7,388
Future minimum lease payments under non-cancellable leases as of December 31, 2021 are as follows:
Operating Leases
2022	$ 1,373
2023	1,650
2024	1,694
2025	1,739
2026	1,754
Thereafter	1,647
Total undiscounted lease payments	$ 9,857
Less: Imputed interest	1,779
Total lease liabilities	$ 8,078
As of December 31, 2021, the value of our obligations under leases was $35,545, which includes a lease we entered into in December 2021 for a facility in New Haven, Connecticut which commenced in January 2022. Future minimum lease payments under this non-cancellable lease as of December 31, 2021 is $25,688.
Rent expense under ASC 840 was $483 and $560 for the years ended December 31, 2020 and 2019, respectively.
Lease-related costs for the three months ended March 31, 2021, June 30, 2021 and September 30, 2021 are as follows:
	Three Months Ended March 31, 2021	Three Months Ended June 30, 2021	Three Months Ended September 30, 2021
Operating lease cost	$ —	$ —	$ 240
Short-term lease cost	122	127	133
Variable lease cost	—	—	21
Total lease cost	$ 122	$ 127	$ 394
Other information related to leases as of September 30, 2021 are as follows:
September 30, 2021
Operating lease right-of-use assets	$ 6,443
Short-term operating lease liabilities	609
Operating lease liabilities	6,842

Weighted-average remaining lease term (years)	6.2
Weighted-average discount rate	7.0%
As of March 31, 2021 and June 30, 2021, there was no activity and thus information is not reflected in the table above.